Offsets	Jan. 29, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Neurosense Therapeutics Ltd.
Form or Filing Type	F-3
File Number	333-269306
Initial Filing Date	Jan. 19, 2023
Fee Offset Claimed	$ 9,453.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, Warrants and Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 85,778,066.00
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Neurosense Therapeutics Ltd.
Form or Filing Type	F-3
File Number	333-269306
Filing Date	Jan. 19, 2023
Fee Paid with Fee Offset Source	$ 9,453.00